Subsequent Events (Details) (USD $)		0 Months Ended		0 Months Ended			12 Months Ended
	Sep. 30, 2013	Feb. 28, 2014 Subsequent Event [Member]	Jan. 14, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member] Minimum [Member]	Feb. 28, 2014 Subsequent Event [Member] Maximum [Member]	Feb. 28, 2014 Subsequent Event [Member] Mr. Harrington [Member]	Mar. 04, 2014 Subsequent Event [Member] Mr. Pedersen [Member]
Subsequent Event (Textual)
Receivable from repayment of held in the certificate of deposit by JP Morgan Chase Bank	$ 105,211		$ 105,211
Employment Agreement Description		On February 28, 2014, the Board of Directors of the Company appointed Alexander Harrington to serve as the Company's Chief Operating Officer, effective February 28, 2014. On February 28, 2014, the Company entered into an Executive Employment Agreement (the "Employment Agreement") with Alexander Harrington to employ Mr. Harrington as the Company's Chief Operating Officer, effective as of February 28, 2014.				If the termination occurs either prior to a change in control or within one year following a change in control, Mr. Harrington will be entitled to six months of his then-current base salary in addition to the Termination Benefits.
Basic Salary				250,000	275,000
Annual incentive bonus		50,000
Supplementary annual incentive bonus		75,000
Reimbursment of transportation costs		500
Reimbursment of cellular and data services		$ 250
Employment agreement terms and conditions description		(i) the Company's net cash provided by operating activities (as reported on the Company's consolidated statements of cash flows) for the quarter ending December 31, 2014 is positive and (ii) as of January 1, 2015 the Company's total cash, cash equivalents and restricted cash less any outstanding debt, as reported on the Company's consolidated balance sheet, exceeds $2,000,000 (the "Bonus Compensation Terms").
Stock option, Granted		1,000,000				1,000,000	25,000
Stock option vesting percentage						20.00%
Stock option vesting and nonvesting description						(i) "change in control", 50% of the then unvested options will immediately vest and the remaining unvested options will vest on the earlier of (a) the original date such options would have vested or (b) the first anniversary of the effective date of the change in control (subject to early termination or forfeiture in accordance with the terms of the award agreement).